Capital expenditures (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment [member]
Capital expenditures [line items]
new machines and installations acquired and leased	€ 11,947
Borrowing costs capitalised	87	€ 0	€ 0
Net loss on disposal of PPE	25	(149)	(73)
Land and buildings [member]
Capital expenditures [line items]
acquired land in Leuven			2,026
acquired to Poland			1,283
new building constructions	12,762	6,098	0
AUC under land and building	0	0	0
Machinery [member]
Capital expenditures [line items]
new machines and installations acquired and leased		8,254	7,298
computer and IT infrastructure		890
Leased assets [member]
Capital expenditures [line items]
Finance leases - machines, net	6,613	7,771	6,455
New finance leases	2,246	2,757	3,808
Increase through leased motor vehicles	1,444
Total accumulated depreciation finance leases machinery property, plant and equipment	€ 1,864	€ 1,663	€ 1,357